SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2021 CNY (¥) class	Dec. 31, 2021 USD ($) class	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Net revenues
Number of class of services in a portfolio of content and application delivery to total solutions | class		1	1
Accounts receivables and contract liabilities
Accounts receivables		¥ 39,649		¥ 66,159		$ 6,222
Advance from customers | ¥				17,466
Disaggregation of revenue		205,391	$ 32,230	335,337	¥ 918,628
CDN Services
Accounts receivables and contract liabilities
Disaggregation of revenue		62,270	9,772	103,548	648,117
IDC Services
Accounts receivables and contract liabilities
Disaggregation of revenue		142,870	22,419	223,887	255,524
IX Services
Accounts receivables and contract liabilities
Disaggregation of revenue		¥ 251	$ 39	¥ 7,902	¥ 14,987
Beijing Blue IT | All services
Accounts receivables and contract liabilities
Value-added tax	6.00%